Common Stock Purchase Warrants	12 Months Ended
Dec. 31, 2011
Warrants and Rights Note Disclosure [Abstract]
Common Stock Purchase Warrants [Text Block]

16 COMMON STOCK PURCHASE WARRANTS

In connection with the Series A and Series B Private Placements, the Company issued the following warrants to purchase the Company’s common stock to the Series A and Series B investors and a placement agent:

	Issuance dates	Maximum number Of shares of common stock	Exercise prices
Series A Warrants	April 22 and May 18, 2010	748,704	$4.50
Series B Warrants	April 22 and May 18, 2010	748,704	$5.25
Series C Warrants	September 28, 2010	810,001	$4.50
Series D Warrants	September 28, 2010	810,001	$5.25
Placement agent warrants
-Series A Private Placement	April 22 and May 18, 2010	718,755	$3.50~$5.25
-Series B Private Placement	September 28, 2010	561,601	$3.75~$5.25

Each of the above warrants entitles the holder to purchase shares of the Company’s common stock at any time after their respective issuance dates and shall expire after three years from their respective issuance dates. The Series A and Series B Warrants are callable at $0.01, at the Company’s election, if the Volume Weighted Average Price(“VWAP”) of the Company’s common stock equals or exceeds $9.00 and $10.50 for 15 consecutive trading days, with the average daily trading volume of no less than 75,000 shares. The Series C and Series D Warrants and the placement agent warrants are not callable.

The Series A, Series B, Series C and Series D Warrants and the placement agent warrants are classified within the Company’s stockholders’ equity since they are solely indexed to the Company’s common stock.